Income Tax/Deferred Tax - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended					24 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recovery of income tax paid					$ 944,338	$ 433,815
Income tax rate				35.00%
Tax rate on dividends generated by beneficiaries	35.00%
Real estate [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of personal property and remaining assets qualify as inventories				8.00%
Percentage of real estate qualify as inventories				15.00%
Personal property and other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of personal property and remaining assets qualify as inventories				10.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate		25.00%	30.00%
Tax rate on dividends		13.00%					7.00%